Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 137,714	$ 148,070
Short-term bank deposits	372,893
Cash and cash equivalents	$ 510,607	$ 148,070	$ 83,614